High Yield Bond Series
High Yield Bond Series Summary Section
Investment Goal
The Series’ investment objective is to provide a high level of long-term total return by investing principally in non-investment grade fixed income securities that are issued by government and corporate entities.
Fees and Expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the Series.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees High Yield Bond Series (USD $)	CLASS I	CLASS S
Shareholder Fees (fees paid directly from your investment)	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses High Yield Bond Series		CLASS I	CLASS S
Management Fees	[1]	0.75%	0.75%
Distribution (12b-1) Fees		none	none
Shareholder Services Fee	[2]	none	0.25%
Remainder of Other Expenses	[2]	0.12%	0.12%
Total Other Expenses	[2]	0.12%	0.37%
Acquired Fund Fees and Expenses (AFFE)		0.01%	0.01%
Total Annual Fund Operating Expenses	[3]	0.88%	1.13%
[1]	Management fees have been restated to reflect contractual changes to the management fees paid by the Series.
[2]	Other expenses have been restated to reflect the implementation of a 0.25% shareholder services fee.
[3]	The total annual fund operating expenses in this fee table may not correlate to the expense ratio in the financial highlights in this prospectus (and in the Series' financial statements) because the financial highlights include only the Series' direct operating expenses and do not include fees and expenses incurred indirectly by the Series through its investments in other investment companies.

Example
The Example below is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Series’ operating expenses remain the same (taking into account the Advisor’s contractual expense limitation for the first year only). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example High Yield Bond Series (USD $)	CLASS I	CLASS S
1 Year	90	115
3 Years	281	359
5 Years	488	622
10 Years	1,084	1,375

Portfolio Turnover
The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the Series. During the most recent fiscal year, the portfolio turnover rate of the Series was 63% of the average value of its portfolio.
Principal Investment Strategies
The Series seeks to provide a high level of long-term total return, which is a combination of income and capital appreciation. The Series will invest, under normal circumstances, at least 80% of its net assets in bonds that are rated below investment grade (junk bonds) and other securities, principally exchange-traded funds (ETFs), that are designed to track the performance of non-investment grade securities. These bonds may be issued by U.S. and foreign corporations and governments, including those in emerging markets. The Series may also invest in securities of other investment companies, such as open-end or closed-end management investment companies.

Maturity and Portfolio Duration — The Series is not subject to any maturity or duration restrictions but will vary its average dollar weighted portfolio maturity and duration depending on the Advisor’s outlook for yields. For example, the Advisor may invest in longer-term bonds when it expects yields to fall in order to realize gains for the Series. Likewise, the Advisor may invest in shorter-term bonds when it expects yields to rise.

Credit Quality — The Series will invest primarily in non-investment grade securities, those rated below BBB- by S&P or Baa3 by Moody’s, or determined to be of equivalent quality by the Advisor. The Series may also invest, to a limited extent, in investment grade securities when the Advisor considers their “credit spreads” (i.e., the difference between the bonds’ yields to maturity and those of U.S. Treasury bonds with similar maturities) to be attractive. The Series may invest in securities with any rating, including those that have defaulted, are not rated, or have had their rating withdrawn.

Bond Selection Process — The Advisor attempts to identify high-yield corporate and government sectors, as well as individual securities, that offer yields and credit spreads sufficient for the risks specific to a given sector or security. In analyzing the relative attractiveness of sectors and/or individual securities, the Advisor considers:
  The relevant economic conditions and sector trends.
  The interest rate sensitivities of the particular sectors and securities.
  The yield differentials across sectors, credit qualities, and maturities.
  “Bottom-up” factors such as an issuer’s financial status, market position, and managerial expertise.

Principal Risks of Investing in the Series
The value of your investment will fluctuate in response to changes in interest rates and credit spreads. You could lose money on your investment in the Series or the Series could underperform if any of the following occurs:
  The issuer of a bond owned by the Series defaults on its obligation to pay principal and/or interest, or the issuer has its credit rating downgraded; this risk is greater for junk bonds and other lower quality bonds.
  Interest rates rise or credit spreads widen, both of which will cause bond prices to fall and reduce the value of the Series’ portfolio. Longer-term bonds will experience greater fluctuations than shorter-term bonds in response to interest rate changes.
  The Advisor’s judgments about the attractiveness, relative value, or potential appreciation of a particular sector or security prove to be incorrect.
The Series is subject to additional risks due to the large portion of the portfolio invested in foreign bonds. These risks include:
  The prices of foreign bonds may, at times, move in a different direction than the prices of bonds issued in the United States.
  Because a portion of the Series’ investments may be denominated in the currencies of the countries in which they are located, the value of the Series may be affected by changes in exchange rates between those foreign currencies and the U.S. dollar.
  The Advisor’s attempt to manage the currency risk described above may not accurately predict movements in currency exchange rates, which could cause the Series to sustain losses.
  Investments in emerging market countries may be more volatile than investments in more developed markets.
To the extent the Series invests a portion of its assets in investment companies, those assets will be subject to the risks of the purchased investment company’s portfolio securities. The Series also will bear its proportionate share of the expenses of the purchased investment company in addition to its own expenses.

In addition to the risks discussed above, the Series is subject to additional risks due to its emphasis on high yield bonds:
  High yield bonds may underperform other sectors of the bond market, or the market as a whole.
  The performance of high yield bonds tends to be more volatile than that of other sectors of the bond market.
  Given the total size of the high yield bond market, high yield bonds can be less liquid than investment grade securities.
  The Series’ investments in high yield bonds will subject it to a substantial degree of credit risk because the prospect for repayment of principal and interest of many of these bonds is speculative.
High yield bonds are low-rated corporate or government bonds. They pay higher income than higher rated bonds to compensate for the higher risk assumed by their investors. These bonds may be issued by companies that are restructuring or by smaller, less well-established companies, or by those with heavy debt loads. In addition, foreign countries with political or economic instability may issue high yield bonds. Because of the types of issuers of these bonds, they carry more risk of default than higher rated bonds.

The Series is subject to the risk that certain securities may be difficult or impossible to sell at the time and the price that the Series would like. The Series may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on the Series’ management or performance.

Certain institutions or individuals may from time to time own (beneficially or of record) or control a significant percentage of the Series’ shares. Redemptions by these institutions or individuals in the Series may impact the Series’ liquidity and net asset value (NAV). These redemptions may also force the Series to sell securities, which may cause the Series to experience a loss (particularly during periods of declining or illiquid markets), as well as cause the Series’ portfolio turnover rate and transaction costs to rise, which may negatively affect the Series’ performance and increase the likelihood of capital gain distributions for remaining shareholders.

The Series is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Series may be susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.

The risks above could contribute to a decline in the value of the Series’ investments and, consequently, the share price of the Series.
Summary of Past Performance
The bar chart and average annual total return table provide some indication of the risks of investing in the Series. No Class I shares were outstanding during the past year. Because the Class S shares of the Series invest in the same portfolio of securities, returns for the Class I shares will be substantially similar to those of the Class S shares. Performance will be different only to the extent that the Class I shares have lower expenses. The bar chart shows the variability in the performance of the Series by showing changes in the performance of the Class S Shares of the Series for each full calendar year during which it has been active during the past ten calendar years. The Class S shares were formerly known as the High Yield Bond Series, with no class designation. The Series was previously active from March 3, 2003 to September 15, 2004. The Series was redeemed in full on September 15, 2004 and was reactivated on September 14, 2009. For years in which the Series was inactive or was not active for a full calendar year, no performance information is shown in the bar chart. Because the High Yield Bond Series has had several periods of activation and deactivation, its performance is not comparable to the performance of other mutual funds. The total return table shows how the average annual total returns for the Class S Shares of the Series for different periods compare to those of a broad-based securities index. Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future. Quarterly performance information of the Series is available at www.manning-napier.com.
CALENDAR YEAR ENDED DECEMBER 31

Quarterly Returns Highest (quarter ended 09/30/10): 6.81% Lowest (quarter ended 09/30/11): (4.14)% Year-to-date performance (before taxes) through June 30, 2012: 6.54%
AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2011
Average Annual Total Returns High Yield Bond Series	1 Year	Since Current Activation	Inception Date
CLASS S	4.87%	10.14%	Sep. 14, 2009
CLASS S Return After Taxes on Distributions	2.14%	7.28%	Sep. 14, 2009
CLASS S Return After Taxes on Distributions and Sale of Series Shares	3.55%	7.10%	Sep. 14, 2009
Bank of America Merrill Lynch U.S. High Yield, Cash Pay, BB-B Rated Index (reflects no deduction for fees, expenses, or taxes)	5.47%	12.02%	Sep. 14, 2009

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. The after-tax figures are shown for one share class only, and would be different for the other share class. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Series shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.